ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

February 2, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
The Brinsmere Fund – Growth ETF (S000082648)
The Brinsmere Fund – Conservative ETF (S000082649)
(the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of the Funds, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated January 31, 2026 and filed electronically as Post-Effective Amendment No. 1089 to the Trust’s Registration Statement on Form N‑1A on January 27, 2026.

If you have any additional questions or require further information, please do not hesitate to contact me at (414) 516-1521 or noellenadia.filali@usbank.com.

Sincerely,

/s/ Noelle-Nadia A. Filali
Noelle-Nadia A. Filali
Assistant Secretary